Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Australia — 8.3%
Abacus Property Group	53,600	$ 94,907
AGL Energy, Ltd.	148,900	819,693
Altium, Ltd.	15,400	392,565
Alumina, Ltd.(1)	168,000	170,510
ANZ Group Holdings, Ltd.	36,600	594,319
APA Group	220,500	1,505,448
ASX, Ltd.(1)	7,100	323,118
Atlas Arteria, Ltd.	59,800	260,000
Aurizon Holdings, Ltd.	93,148	211,786
Austal, Ltd.	72,300	79,349
Bapcor, Ltd.	64,365	280,863
BHP Group, Ltd.	55,644	1,651,373
BrainChip Holdings, Ltd.(1)(2)	351,200	95,070
Brambles, Ltd.	73,365	694,974
BWP Trust	45,954	118,457
carsales.com, Ltd.	57,800	916,610
Centuria Industrial REIT(1)	91,244	189,751
Centuria Office REIT	67,500	63,885
Charter Hall Long Wale REIT	52,200	151,108
Charter Hall Retail REIT	75,300	193,832
Cleanaway Waste Management, Ltd.	123,300	198,569
Codan, Ltd.(1)	35,500	172,443
Coles Group, Ltd.	110,100	1,330,027
Collins Foods, Ltd.(1)	20,500	118,190
Computershare, Ltd.	64,700	963,112
Cromwell Property Group	165,783	62,821
CSL, Ltd.	18,810	3,755,165
CSR, Ltd.	49,000	171,535
Dexus	66,800	346,223
Endeavour Group, Ltd.	77,400	348,857
Fortescue Metals Group, Ltd.	21,869	305,983
G8 Education, Ltd.	155,500	125,917
GPT Group (The)	93,066	273,663
GUD Holdings, Ltd.(1)	15,500	98,874
Hansen Technologies, Ltd.	66,850	200,234
Harvey Norman Holdings, Ltd.(1)	71,004	170,524
Infomedia, Ltd.	61,241	60,954
Ingenia Communities Group(1)	56,700	161,604
InvoCare, Ltd.(1)	17,400	128,509
IPH, Ltd.	40,216	217,555
IRESS, Ltd.	53,584	368,175
JB Hi-Fi, Ltd.(1)	10,999	325,523
Lendlease Corp., Ltd.	44,678	221,888
Link Administration Holdings, Ltd.	96,491	136,132
Security	Shares	Value
Australia (continued)
Lottery Corp. Ltd.	131,400	$ 440,582
Medibank Private, Ltd.	101,100	239,259
Mirvac Group(1)	178,300	286,247
Monadelphous Group, Ltd.(1)	19,351	159,512
National Australia Bank, Ltd.	36,100	694,967
National Storage REIT	49,500	82,446
New Hope Corp., Ltd.	55,500	196,188
Newcrest Mining, Ltd.	23,300	444,910
NEXTDC, Ltd.(1)(2)	63,500	487,271
nib holdings, Ltd.(1)	37,000	189,850
Nine Entertainment Co. Holdings, Ltd.(1)	368,500	508,313
Northern Star Resources, Ltd.	16,596	148,033
Orica, Ltd.	16,599	179,167
Orora, Ltd.	65,655	150,057
PEXA Group, Ltd.(1)(2)	12,831	113,872
QBE Insurance Group, Ltd.	32,600	333,361
Qube Holdings, Ltd.	200,231	409,632
Region RE, Ltd.	118,852	194,496
Rio Tinto, Ltd.	6,100	457,528
Santos, Ltd.	164,900	781,147
Scentre Group	226,800	435,251
Silex Systems, Ltd.(2)	47,100	105,254
Steadfast Group, Ltd.	57,200	225,506
Stockland	105,200	311,852
Suncorp Group, Ltd.	46,300	385,495
Super Retail Group, Ltd.	32,700	295,104
Technology One, Ltd.	50,588	510,019
Telstra Group, Ltd.	605,373	1,756,317
TPG Telecom, Ltd.	143,163	511,022
Transurban Group	156,841	1,564,222
Tyro Payments, Ltd.(1)(2)	122,800	129,993
Viva Energy Group, Ltd.(3)	103,423	213,775
Waypoint REIT, Ltd.	90,348	156,914
Wesfarmers, Ltd.	50,585	1,749,907
Westpac Banking Corp.	43,700	654,153
Whitehaven Coal, Ltd.	51,161	245,510
Woodside Energy Group, Ltd.	84,289	1,912,545
Woolworths Group, Ltd.	82,196	2,120,395
Yancoal Australia, Ltd.(1)	46,200	170,794
		$ 39,020,961
Austria — 1.0%
ams-OSRAM AG(2)	36,100	$ 249,309
ANDRITZ AG	8,266	536,842
AT&S Austria Technologie & Systemtechnik AG	3,400	103,971
BAWAG Group AG(2)(3)	2,540	123,886

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Austria (continued)
CA Immobilien Anlagen AG(2)	19,001	$ 551,250
DO & Co. AG(2)	695	81,404
Erste Group Bank AG	12,487	454,017
Kontron AG	9,400	181,904
Mayr-Melnhof Karton AG	1,059	169,056
OMV AG	11,017	521,354
PIERER Mobility AG(1)	3,400	289,991
Schoeller-Bleckmann Oilfield Equipment AG	1,500	94,211
Strabag SE	1,704	74,309
Telekom Austria AG(2)	47,242	368,822
UNIQA Insurance Group AG	10,300	92,419
Verbund AG	6,987	622,266
voestalpine AG	9,846	341,378
		$ 4,856,389
Belgium — 2.1%
Ackermans & van Haaren NV	5,210	$ 916,415
Aedifica S.A.	3,400	284,008
Ageas S.A./NV	9,300	414,367
Anheuser-Busch InBev S.A./NV	15,644	1,017,164
Barco NV	10,606	309,750
Care Property Invest NV(1)	5,528	83,014
Cofinimmo S.A.(1)(2)	1,791	171,103
Deme Group NV(2)	1,100	145,557
D'Ieteren Group	4,359	820,751
Econocom Group S.A./NV	65,622	225,403
Elia Group S.A./NV	7,250	994,120
Etablissements Franz Colruyt NV(1)	1,550	43,055
Euronav NV	35,460	607,459
EVS Broadcast Equipment S.A.	8,119	197,895
Fagron	11,540	214,509
Gimv NV	1,766	92,113
Intervest Offices & Warehouses NV	3,632	74,964
KBC Group NV	6,874	491,411
Materialise NV ADR(1)(2)	20,300	182,497
Montea NV	1,519	133,084
Proximus SADP(1)	65,274	556,433
Solvay S.A.	4,500	540,084
UCB S.A.	7,912	735,481
Umicore S.A.(1)	15,100	495,665
Xior Student Housing NV	2,621	83,239
		$ 9,829,541
Denmark — 4.4%
AP Moller - Maersk A/S, Class A	200	$ 357,439
AP Moller - Maersk A/S, Class B	360	650,719
Security	Shares	Value
Denmark (continued)
Carlsberg A/S, Class B	16,809	$ 2,781,834
Chr. Hansen Holding A/S	16,689	1,298,895
Danske Bank A/S(2)	54,600	1,153,959
DSV A/S	8,100	1,524,439
Matas A/S	10,900	137,137
Novo Nordisk A/S, Class B	25,954	4,317,561
Novozymes A/S, Class B	30,900	1,608,737
Orsted A/S(3)	29,773	2,672,129
Pandora A/S	14,965	1,385,188
Scandinavian Tobacco Group A/S, Class A(3)	22,250	434,589
SimCorp A/S	9,557	1,035,934
Sydbank A/S	10,400	463,989
Topdanmark A/S	7,227	381,511
Tryg A/S	30,420	718,915
		$ 20,922,975
Finland — 2.1%
Elisa Oyj	19,097	$ 1,185,948
Fortum Oyj	49,106	733,446
Kemira Oyj	12,500	219,272
Kesko Oyj, Class B	42,956	895,540
Kojamo Oyj	33,700	418,439
Kone Oyj, Class B	14,714	839,445
Metsa Board Oyj, Class B(1)	21,700	156,475
Neste Oyj	20,735	1,004,910
Nokia Oyj	180,027	761,721
Nokian Renkaat Oyj	13,200	128,599
Nordea Bank Abp	90,529	1,005,711
Orion Oyj, Class B	16,913	794,456
TietoEVRY Oyj	4,494	143,601
Tokmanni Group Corp.	46,810	641,075
UPM-Kymmene Oyj	14,960	477,080
Valmet Oyj(1)	8,331	281,852
YIT Oyj(1)	23,700	61,353
		$ 9,748,923
France — 9.0%
Air Liquide S.A.	23,663	$ 4,256,744
Airbus SE	6,000	840,208
Alstom S.A.	7,150	179,712
Altarea SCA(1)	1,700	222,544
AXA S.A.(1)	46,000	1,501,448
BNP Paribas S.A.	24,000	1,550,722
Bollore SE	70,500	476,253
Bouygues S.A.(1)	7,300	267,320
Bureau Veritas S.A.	12,318	355,191

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Capgemini SE	7,400	$ 1,349,444
Carmila S.A.	12,300	208,185
Carrefour S.A.	18,800	391,051
Cie Generale des Etablissements Michelin SCA	15,760	501,918
Coface S.A.	9,300	142,350
Danone S.A.	32,718	2,165,397
Dassault Aviation S.A.	500	97,709
Edenred	16,250	1,055,822
Eiffage S.A.	1,470	174,965
Engie S.A.(1)	166,000	2,656,712
Eurofins Scientific SE(1)	10,400	726,438
Eutelsat Communications S.A.(1)	30,600	203,419
Gecina S.A.	5,134	571,530
Getlink SE	15,500	289,683
ICADE	5,100	239,526
Ipsen S.A.	3,700	448,681
IPSOS	5,900	319,901
Klepierre S.A.	22,539	570,916
La Francaise des Jeux SAEM(3)	3,700	158,145
Legrand S.A.	2,962	280,365
L'Oreal S.A.	1,000	477,917
LVMH Moet Hennessy Louis Vuitton SE	3,070	2,952,975
Mercialys S.A.	6,500	65,360
Metropole Television S.A.(1)	17,662	285,150
Neoen S.A.(3)	14,031	421,257
Nexity S.A.	8,700	228,243
Orange S.A.	122,500	1,594,450
Pernod Ricard S.A.	5,500	1,270,220
Quadient S.A.	11,000	218,659
Renault S.A.(2)	5,400	200,572
Rothschild & Co.	5,492	283,519
Rubis SCA	26,200	774,308
Sanofi	29,004	3,125,711
SCOR SE	10,867	281,087
SEB S.A.	1,980	227,031
SES-imagotag S.A.(1)(2)	1,400	223,891
Sopra Steria Group SACA	1,900	411,281
Teleperformance	1,408	281,397
Thales S.A.	2,200	335,727
TotalEnergies SE	60,815	3,886,073
Ubisoft Entertainment S.A.(2)	19,300	565,242
Vinci S.A.(1)	6,130	758,227
Vivendi SE(1)	65,095	715,033
Voltalia S.A.(1)(2)	12,800	194,600
Worldline S.A.(2)(3)	15,800	687,343
		$ 42,667,572
Security	Shares	Value
Germany — 8.7%
AIXTRON SE	4,400	$ 124,572
Allianz SE	7,680	1,928,501
BASF SE	37,381	1,933,500
Bayer AG	26,900	1,775,300
Bayerische Motoren Werke AG	7,760	869,775
Bayerische Motoren Werke AG, PFC Shares	3,109	330,470
Bechtle AG	6,000	279,055
Brenntag SE	4,300	350,470
Cancom SE	2,500	90,018
Continental AG	1,900	133,318
Cropenergies AG	5,200	60,223
Daimler Truck Holding AG(2)	9,600	317,212
Deutsche Boerse AG	3,740	713,251
Deutsche Lufthansa AG(2)	20,168	216,804
Deutsche Telekom AG	147,295	3,551,544
Deutsche Wohnen SE	26,930	609,762
Dr. Ing. h.c. F. Porsche AG, PFC Shares(2)	1,000	125,219
E.ON SE	324,700	4,295,049
Evonik Industries AG	13,300	290,292
Fielmann AG	2,817	145,930
Fraport AG Frankfurt Airport Services Worldwide(2)	2,100	113,100
Fresenius Medical Care AG & Co. KGaA	11,665	566,032
Fresenius SE & Co. KGaA	18,300	530,224
FUCHS PETROLUB SE	3,686	119,718
FUCHS PETROLUB SE, PFC Shares	6,200	244,943
Gea Group AG	5,400	253,977
Gerresheimer AG	4,300	468,560
Hamborner REIT AG	30,510	240,681
Hannover Rueck SE	1,800	384,586
Henkel AG & Co. KGaA	10,296	761,433
Henkel AG & Co. KGaA, PFC Shares	33,275	2,690,235
HOCHTIEF AG	2,267	189,767
Hugo Boss AG	3,420	257,839
Jenoptik AG	7,300	233,018
K+S AG	18,200	363,014
Knorr-Bremse AG	3,291	230,672
Mercedes-Benz Group AG	13,700	1,068,408
Merck KGaA(2)	3,620	649,315
MTU Aero Engines AG	1,265	332,150
Muenchener Rueckversicherungs-Gesellschaft AG(2)	2,969	1,115,832
Porsche Automobil Holding SE, PFC Shares	2,800	155,952
QIAGEN NV(2)	8,108	362,596
Rheinmetall AG	950	278,248
SAP SE	23,152	3,132,839
Siemens AG	11,040	1,819,749
Sixt SE	1,133	140,571

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Suedzucker AG	40,318	$ 814,463
Symrise AG	7,500	906,169
Talanx AG	4,300	216,272
TeamViewer SE(2)(3)	21,345	393,939
Telefonica Deutschland Holding AG	194,047	655,679
TUI AG(2)	5,980	38,241
VERBIO Vereinigte BioEnergie AG	2,600	96,834
Volkswagen AG	1,700	285,418
Volkswagen AG, PFC Shares	4,800	655,439
Vonovia SE	105,550	2,289,224
		$ 41,195,402
Hong Kong — 4.1%
AIA Group, Ltd.	188,800	$ 2,055,479
Aidigong Maternal & Child Health, Ltd.(1)(2)	1,208,000	80,228
ASMPT, Ltd.	43,700	343,576
Bank of East Asia, Ltd. (The)	206,400	272,017
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	47,000	96,038
BOC Hong Kong Holdings, Ltd.	95,000	299,889
Budweiser Brewing Co. APAC, Ltd.(3)	416,900	1,204,511
Cafe de Coral Holdings, Ltd.	84,000	117,658
Cathay Pacific Airways, Ltd.(1)(2)	175,000	169,336
China Evergrande New Energy Vehicle Group, Ltd.(1)(2)(4)	834,500	0
China Tobacco International HK Co., Ltd.(1)	93,000	116,916
China Traditional Chinese Medicine Holdings Co., Ltd.	692,000	378,287
Chow Sang Sang Holdings International, Ltd.	101,000	132,705
Chow Tai Fook Jewellery Group, Ltd.	218,800	439,397
CK Asset Holdings, Ltd.	69,000	408,005
CK Hutchison Holdings, Ltd.	130,500	872,448
CK Infrastructure Holdings, Ltd.	32,500	185,035
CLP Holdings, Ltd.	130,000	967,944
C-Mer Eye Care Holdings, Ltd.(1)(2)	190,000	108,838
DFI Retail Group Holdings, Ltd.	34,500	103,834
Fortune REIT	129,000	107,917
Fosun International, Ltd.	259,500	181,993
Galaxy Entertainment Group, Ltd.(2)	155,000	1,103,180
Global Cord Blood Corp.(1)(2)(4)	29,600	0
Green Future Food Hydrocolloid Marine Science Co., Ltd.(2)	232,000	29,910
Hang Lung Group, Ltd.	103,000	181,076
Hang Lung Properties, Ltd.	150,000	274,189
Hang Seng Bank, Ltd.	29,100	431,345
HK Electric Investments & HK Electric Investments, Ltd.(1)	507,500	320,040
HKT Trust and HKT, Ltd.	919,000	1,207,816
Hong Kong & China Gas Co., Ltd.	892,502	792,480
Security	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings, Ltd.	65,500	$ 291,503
Hutchison Telecommunications Hong Kong Holdings, Ltd.	424,000	73,555
Hysan Development Co., Ltd.	29,000	81,955
In Technical Productions Holdings, Ltd.(2)	126,000	118,923
Jardine Matheson Holdings, Ltd.	14,400	696,121
Kerry Logistics Network, Ltd.	66,500	94,222
Kerry Properties, Ltd.	56,500	145,776
LK Technology Holdings, Ltd.(1)	95,000	97,162
Luk Fook Holdings International, Ltd.	76,000	243,544
MGM China Holdings, Ltd.(2)	173,200	236,569
MTR Corp., Ltd.	86,500	432,199
NWS Holdings, Ltd.	210,000	181,894
Pacific Basin Shipping, Ltd.	487,000	169,455
Pacific Textiles Holdings, Ltd.	244,000	78,509
PAX Global Technology, Ltd.	102,000	84,022
Power Assets Holdings, Ltd.	131,500	751,430
Sa Sa International Holdings, Ltd.(2)	374,000	87,933
Shangri-La Asia, Ltd.(2)	200,000	184,503
Sino Land Co., Ltd.	210,000	282,990
Sun Hung Kai Properties, Ltd.	46,000	640,471
Superb Summit International Group, Ltd.(1)(2)(4)	230,000	0
Swire Pacific, Ltd., Class A	33,500	265,927
Truly International Holdings, Ltd.	556,000	70,459
Viva China Holdings, Ltd.(2)	496,000	84,205
VSTECS Holdings, Ltd.	514,000	295,290
VTech Holdings, Ltd.	55,200	331,395
Wharf Holdings, Ltd.	102,000	233,234
Yue Yuen Industrial Holdings, Ltd.	108,000	162,532
		$ 19,397,865
Ireland — 2.2%
Bank of Ireland Group PLC	150,265	$ 1,554,178
CRH PLC	34,702	1,674,510
DCC PLC	14,449	898,972
Fineos Corp. Holdings PLC CDI(2)	41,347	47,601
Flutter Entertainment PLC(2)	9,703	1,938,830
Glanbia PLC	6,635	100,620
Glenveagh Properties PLC(2)(3)	77,242	80,615
Grafton Group PLC	41,092	448,193
ICON PLC ADR(2)	6,600	1,271,754
Irish Continental Group PLC	69,445	358,256
Irish Residential Properties REIT PLC(1)	146,474	166,690
Kerry Group PLC, Class A	16,318	1,718,687
Uniphar PLC	20,481	68,416
		$ 10,327,322

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel — 2.2%
Airport City, Ltd.(2)	10,800	$ 138,316
Alony Hetz Properties & Investments, Ltd.	14,000	110,548
Amot Investments, Ltd.	23,381	123,907
AudioCodes, Ltd.	3,200	32,640
Azrieli Group, Ltd.	3,567	208,014
Bank Hapoalim B.M.	37,287	321,212
Bank Leumi Le-Israel B.M.	46,951	372,166
Bezeq The Israeli Telecommunication Corp., Ltd.	557,912	759,556
Big Shopping Centers, Ltd.(2)	1,100	93,813
Cellcom Israel, Ltd.(2)	17,100	61,327
Check Point Software Technologies, Ltd.(2)	1,900	241,984
CyberArk Software, Ltd.(2)	800	99,680
Danel Adir Yeoshua, Ltd.	1,100	80,447
Delek Automotive Systems, Ltd.	12,000	96,880
Delek Group, Ltd.	3,740	407,417
Delta Galil, Ltd.	2,040	86,337
Elbit Systems, Ltd.	2,126	393,564
Electra, Ltd.	365	156,785
Energix-Renewable Energies, Ltd.	109,990	327,323
Enlight Renewable Energy, Ltd.(2)	22,800	377,851
Fattal Holdings 1998, Ltd.(2)	1,300	116,802
First International Bank of Israel, Ltd. (The)	2,095	76,120
Fiverr International, Ltd.(2)	2,000	73,040
Fox Wizel, Ltd.	1,500	126,205
ICL Group, Ltd.	155,523	965,926
Inrom Construction Industries, Ltd.	28,109	97,236
Maytronics, Ltd.	41,700	438,788
Melisron, Ltd.	1,850	123,676
Mizrahi Tefahot Bank, Ltd.	5,560	182,331
Nice, Ltd.(2)	1,294	265,244
Oil Refineries, Ltd.	912,196	253,999
OPC Energy, Ltd.(2)	36,900	263,300
Partner Communications Co., Ltd.(2)	34,700	169,061
Plus500, Ltd.	4,800	100,419
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,570	89,651
Reit 1, Ltd.	43,316	185,690
Shapir Engineering and Industry, Ltd.	14,000	100,053
Shikun & Binui, Ltd.(2)	35,400	75,981
Shufersal, Ltd.(2)	81,953	417,742
Strauss Group, Ltd.(2)	13,500	301,025
Tadiran Group, Ltd.	700	62,752
Taro Pharmaceutical Industries, Ltd.(2)	2,100	52,920
Teva Pharmaceutical Industries, Ltd. ADR(2)	96,800	845,064
Tower Semiconductor, Ltd.(2)	4,400	194,004
Wix.com, Ltd.(2)	1,400	122,122
		$ 10,188,918
Security	Shares	Value
Italy — 4.3%
Assicurazioni Generali SpA	32,700	$ 681,079
Banca Popolare di Sondrio SPA	25,800	117,204
Banco BPM SpA	78,600	319,594
Bio-On SpA(1)(2)(4)	12,900	0
BPER Banca SpA	32,400	91,002
Buzzi Unicem SpA	7,400	184,007
Cementir Holding NV	48,418	406,171
CNH Industrial NV	57,200	804,909
Davide Campari-Milano NV(1)	99,634	1,284,030
De'Longhi SpA	10,450	242,816
DiaSorin SpA(1)	7,620	827,629
Enav SpA(3)	46,000	216,174
Enel SpA	241,988	1,653,290
Eni SpA	166,131	2,509,810
ERG SpA	4,200	126,832
Ferrari NV	3,110	866,596
Fila SpA	5,500	45,541
Fincantieri SpA(2)	128,000	77,971
GVS SpA(1)(2)(3)	23,883	163,008
Infrastrutture Wireless Italiane SpA(3)	87,978	1,221,092
Italgas SpA	24,300	158,666
Juventus Football Club SpA(1)(2)	771,785	246,092
Mediobanca Banca di Credito Finanziario SpA	11,600	124,575
MFE-MediaForEurope NV, Class B(1)	257,715	189,868
Nexi SpA(2)(3)	11,200	92,868
Poste Italiane SpA(3)	16,700	173,796
Prada SpA	44,500	327,639
Prysmian SpA(1)	19,300	789,865
RAI Way SpA(3)	46,700	299,161
Recordati Industria Chimica e Farmaceutica SpA	25,147	1,157,577
Snam SpA	62,700	348,466
Stellantis NV	45,500	754,689
STMicroelectronics NV	45,900	1,962,043
Technogym SpA(3)	16,800	153,304
Terna - Rete Elettrica Nazionale	52,300	452,695
UniCredit SpA	32,400	642,021
Unipol Gruppo SpA	33,400	187,788
UnipolSai Assicurazioni SpA(1)	64,182	172,663
Webuild SpA	166,800	358,653
		$ 20,431,184
Japan — 12.8%
Activia Properties, Inc.	50	$ 145,693
Advance Residence Investment Corp.	88	228,325
Aeon Co., Ltd.	19,900	405,602
AEON REIT Investment Corp.	134	153,624

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
AGC, Inc.	2,200	$ 82,027
Air Water, Inc.	12,300	155,420
Ajinomoto Co., Inc.	13,400	481,922
Alfresa Holdings Corp.	13,900	201,265
Asahi Group Holdings, Ltd.	11,600	448,155
Asahi Kasei Corp.	35,100	247,917
Astellas Pharma, Inc.	33,200	500,143
Azbil Corp.	3,900	109,070
Bandai Namco Holdings, Inc.	12,600	286,214
Bridgestone Corp.	8,600	345,362
Brother Industries, Ltd.	7,500	117,789
Calbee, Inc.	7,600	164,348
Canon, Inc.	14,100	335,825
Capcom Co., Ltd.	3,600	135,279
Casio Computer Co., Ltd.(1)	15,400	146,528
Central Japan Railway Co.	1,700	210,458
Chiba Bank, Ltd. (The)	14,600	95,338
Chubu Electric Power Co., Inc.	54,800	611,149
Chugai Pharmaceutical Co., Ltd.	17,600	454,179
Comforia Residential REIT, Inc.	66	165,120
Concordia Financial Group, Ltd.	70,500	267,502
Cosmos Pharmaceutical Corp.	600	59,013
CyberAgent, Inc.(1)	26,800	233,873
Dai Nippon Printing Co., Ltd.(1)	5,700	163,853
Daicel Corp.	19,800	156,100
Daido Steel Co., Ltd.	4,700	180,998
Daifuku Co., Ltd.	8,100	149,241
Dai-ichi Life Holdings, Inc.	18,500	344,114
Daiichi Sankyo Co., Ltd.	32,500	1,115,225
Daikin Industries, Ltd.	2,300	417,751
Daiwa House Industry Co., Ltd.	22,600	576,040
Daiwa House REIT Investment Corp.	103	219,150
Daiwa Office Investment Corp.	35	152,139
DeNA Co., Ltd.(1)	17,400	244,378
Denka Co., Ltd.	7,700	154,211
Denso Corp.(1)	5,700	344,072
Dentsu Group, Inc.(1)	7,500	270,261
DIC Corp.	5,600	103,451
Disco Corp.	1,500	170,783
East Japan Railway Co.(1)	2,800	160,221
Eisai Co., Ltd.(1)	6,000	346,220
Electric Power Development Co., Ltd., Class C	10,900	174,288
ENEOS Holdings, Inc.	262,200	932,783
Ezaki Glico Co., Ltd.	6,000	154,324
FANUC Corp.	5,000	168,856
Fast Retailing Co., Ltd.	2,400	568,324
Security	Shares	Value
Japan (continued)
Frontier Real Estate Investment Corp.	19	$ 68,646
FUJIFILM Holdings Corp.	4,600	239,752
Fujitsu, Ltd.	2,400	319,865
Fukuoka Financial Group, Inc.	12,200	229,788
GLP J-REIT	270	308,495
GMO Payment Gateway, Inc.	2,100	164,245
Hakuhodo DY Holdings, Inc.	21,800	256,877
Hamamatsu Photonics K.K.	3,600	190,850
Hankyu Hanshin Holdings, Inc.	4,400	137,374
Hikari Tsushin, Inc.	1,400	191,023
Hirose Electric Co., Ltd.	1,040	140,357
Hisamitsu Pharmaceutical Co., Inc.	4,700	130,000
Hitachi, Ltd.	6,300	348,482
Hokuriku Electric Power Co.(2)	37,800	176,601
Honda Motor Co., Ltd.	15,700	416,411
House Foods Group, Inc.	7,700	169,309
Hulic Reit, Inc.(1)	127	146,330
Idemitsu Kosan Co., Ltd.	26,400	562,136
Ito En, Ltd.(1)	3,200	98,983
ITOCHU Corp.(1)	10,800	358,289
Iwatani Corp.	8,200	388,211
Japan Logistics Fund, Inc.	71	168,614
Japan Metropolitan Fund Invest	274	200,627
Japan Post Bank Co., Ltd.	10,000	79,856
Japan Post Holdings Co., Ltd.	44,800	368,790
Japan Post Insurance Co., Ltd.	9,300	151,023
Japan Prime Realty Investment Corp.	55	143,009
Japan Real Estate Investment Corp.	45	178,308
Japan Tobacco, Inc.	25,500	548,680
JFE Holdings, Inc.	15,500	183,370
Kagome Co., Ltd.	6,400	155,449
Kajima Corp.	10,500	138,921
Kaneka Corp.(1)	6,400	170,264
Kansai Electric Power Co., Inc.(1)	47,200	509,510
Kansai Paint Co., Ltd.	14,300	201,601
Kao Corp.	9,900	400,044
KDDI Corp.	40,000	1,248,725
Keikyu Corp.(1)	13,700	133,163
Keio Corp.(1)	2,200	81,708
Keisei Electric Railway Co., Ltd.(1)	2,300	81,165
Kenedix Office Investment Corp.(1)	30	66,325
Kenedix Residential Next Investment Corp.	99	155,317
Kewpie Corp.	9,800	164,515
Keyence Corp.	2,300	1,037,199
Kintetsu Group Holdings Co., Ltd.(1)	2,200	74,266
Kirin Holdings Co., Ltd.	17,700	287,542

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kobayashi Pharmaceutical Co., Ltd.	3,300	$ 205,927
Konami Group Corp.	3,800	186,975
Kubota Corp.	14,300	216,688
Kuraray Co., Ltd.	19,500	182,356
Kyocera Corp.	6,300	330,671
Kyowa Kirin Co., Ltd.	9,500	211,388
Kyushu Electric Power Co., Inc.(2)	55,000	320,259
LaSalle Logiport REIT	165	196,020
Lawson, Inc.	2,400	109,012
Lion Corp.	17,300	188,601
Makita Corp.(1)	4,000	112,843
Marubeni Corp.	14,600	207,221
Maruichi Steel Tube, Ltd.	2,500	56,553
MatsukiyoCocokara & Co.	3,200	171,359
Mebuki Financial Group, Inc.	60,500	154,980
Medipal Holdings Corp.	12,500	190,974
MEIJI Holdings Co., Ltd.	10,600	255,775
Mitsubishi Chemical Group Corp.	50,700	297,439
Mitsubishi Corp.	10,700	396,712
Mitsubishi Electric Corp.	15,600	193,423
Mitsubishi Estate Co., Ltd.	46,600	574,312
Mitsubishi Estate Logistics REIT Investment Corp.(1)	49	150,265
Mitsubishi Gas Chemical Co., Inc.	14,200	206,730
Mitsubishi HC Capital, Inc.	33,500	173,890
Mitsubishi Heavy Industries, Ltd.	4,700	178,225
Mitsubishi Materials Corp.	12,200	199,770
Mitsui & Co., Ltd.	10,100	315,309
Mitsui Chemicals, Inc.	8,300	209,998
Mitsui Fudosan Co., Ltd.	33,800	671,336
Mizuho Financial Group, Inc.	48,380	701,308
MS&AD Insurance Group Holdings, Inc.	9,300	305,247
Murata Manufacturing Co., Ltd.	8,700	493,605
NEC Corp.	6,600	253,805
Nexon Co., Ltd.	10,800	243,976
NH Foods, Ltd.	5,400	157,588
Nichirei Corp.	7,300	149,760
Nihon Kohden Corp.	9,200	254,551
Nintendo Co., Ltd.	26,600	1,124,578
Nippon Accommodations Fund, Inc.	49	238,190
Nippon Building Fund, Inc.	54	226,434
Nippon Express Holdings, Inc.(1)	1,000	58,682
Nippon Kayaku Co., Ltd.(1)	17,700	160,569
Nippon Paint Holdings Co., Ltd.(1)	29,500	266,156
Nippon Paper Industries Co., Ltd.(2)	10,000	80,126
Nippon Shinyaku Co., Ltd.(1)	4,300	196,633
Nippon Shokubai Co., Ltd.	3,500	140,321
Security	Shares	Value
Japan (continued)
Nippon Steel Corp.(1)	23,300	$ 497,628
Nippon Telegraph & Telephone Corp.	26,100	796,415
Nissan Chemical Corp.	4,500	199,989
Nissan Motor Co., Ltd.	58,500	213,316
Nisshin Seifun Group, Inc.	12,500	151,518
Nissin Foods Holdings Co., Ltd.	2,200	212,106
Nitori Holdings Co., Ltd.(1)	2,200	280,139
Nitto Denko Corp.	3,300	213,339
NOF Corp.	4,300	196,473
Nomura Real Estate Holdings, Inc.	6,900	171,941
Nomura Real Estate Master Fund, Inc.	184	215,299
Nomura Research Institute, Ltd.	6,700	168,569
NTT Data Corp.	10,500	142,623
Obic Co., Ltd.(1)	900	138,668
Odakyu Electric Railway Co., Ltd.(1)	5,100	71,238
Oji Holdings Corp.	48,300	189,804
Olympus Corp.	23,100	404,398
Omron Corp.	4,700	275,698
Ono Pharmaceutical Co., Ltd.	10,100	203,364
Oracle Corp. Japan	1,900	136,361
Oriental Land Co., Ltd.	13,000	460,059
Orix JREIT, Inc.	118	152,538
Osaka Gas Co., Ltd.	25,700	425,109
Otsuka Corp.	4,400	160,156
Otsuka Holdings Co., Ltd.	16,800	571,549
Pan Pacific International Holdings Corp.	14,900	278,435
Panasonic Holdings Corp.	23,100	217,574
Pigeon Corp.	8,000	124,573
Rakuten Group, Inc.(1)	18,600	92,776
Renesas Electronics Corp.(2)	25,100	327,114
Resona Holdings, Inc.	44,400	221,288
Resonac Holdings Corp.(1)	12,600	199,524
Ricoh Co., Ltd.	25,600	211,961
Rinnai Corp.	5,100	123,268
ROHM Co., Ltd.	1,600	120,461
Rohto Pharmaceutical Co., Ltd.	5,600	116,184
Ryohin Keikaku Co., Ltd.	9,000	94,710
Santen Pharmaceutical Co., Ltd.	16,700	140,508
Sawai Group Holdings Co., Ltd.	3,400	98,381
SECOM Co., Ltd.	2,000	128,068
Sekisui House Reit, Inc.(1)	380	215,399
Sekisui House, Ltd.	8,600	176,804
Seven Bank, Ltd.	101,900	208,588
SG Holdings Co., Ltd.	5,100	73,388
Shimadzu Corp.	4,900	153,256
Shimano, Inc.	1,800	278,374

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Shimizu Corp.	15,300	$ 93,437
Shizuoka Financial Group, Inc.	47,100	355,023
SMC Corp.	500	249,372
SoftBank Corp.	65,200	734,074
Sompo Holdings, Inc.	7,300	304,626
Square Enix Holdings Co., Ltd.	7,100	349,385
Sumitomo Corp.	9,500	170,267
Sumitomo Metal Mining Co., Ltd.	7,700	284,197
Sumitomo Mitsui Financial Group, Inc.	20,300	829,735
Sumitomo Mitsui Trust Holdings, Inc.	7,200	259,543
Suntory Beverage & Food, Ltd.	3,100	116,701
Suzuken Co., Ltd.	5,100	145,150
T&D Holdings, Inc.	15,400	188,594
Taisei Corp.	4,500	153,049
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	172,744
Taiyo Yuden Co., Ltd.(1)	3,600	110,227
Takeda Pharmaceutical Co., Ltd.	27,500	911,876
TEIJIN, Ltd.	12,200	136,261
TIS, Inc.	4,100	112,585
Tobu Railway Co., Ltd.(1)	3,200	81,683
Toho Co., Ltd.(1)	9,300	369,457
Tohoku Electric Power Co., Inc.(2)	55,600	285,869
Tokai Carbon Co., Ltd.	18,400	167,214
Tokio Marine Holdings, Inc.	30,200	607,232
Tokyo Gas Co., Ltd.	22,300	456,771
Tokyo Ohka Kogyo Co., Ltd.	1,300	67,864
Tokyo Tatemono Co., Ltd.	12,300	155,779
Tokyu Corp.(1)	9,800	138,337
Toppan, Inc.	7,900	167,944
Toray Industries, Inc.	41,100	232,926
Toshiba Corp.(1)	3,500	112,769
Tosoh Corp.	8,300	110,890
TOTO, Ltd.(1)	3,200	109,446
Toyo Suisan Kaisha, Ltd.	4,500	200,911
Toyota Industries Corp.	2,100	122,048
Toyota Motor Corp.	100,600	1,381,240
Trend Micro, Inc.	3,900	190,568
Tsuruha Holdings, Inc.	2,400	157,190
United Urban Investment Corp.	135	149,893
USS Co., Ltd.	8,100	136,112
Welcia Holdings Co., Ltd.(1)	3,600	75,373
West Japan Railway Co.	4,300	186,370
Yakult Honsha Co., Ltd.	3,300	248,206
Yamaguchi Financial Group, Inc.(1)	32,200	197,989
Yamato Holdings Co., Ltd.	6,600	113,372
Yamazaki Baking Co., Ltd.	4,900	65,656
Security	Shares	Value
Japan (continued)
Zeon Corp.	17,700	$ 182,626
ZOZO, Inc.	8,300	174,668
		$ 60,512,658
Netherlands — 4.1%
ABN AMRO Bank NV GDR(3)	28,000	$ 448,763
Aegon NV(1)	67,600	308,440
Arcadis NV	3,500	144,581
Argenx SE(2)	700	270,024
ASML Holding NV(1)	4,324	2,744,064
ASR Nederland NV	9,400	413,437
Corbion NV	20,000	629,630
Euronext NV(1)(3)	5,900	469,223
JDE Peet's NV	24,360	740,973
Koninklijke Ahold Delhaize NV	61,972	2,130,885
Koninklijke KPN NV	360,750	1,315,614
Koninklijke Philips NV	94,257	1,989,955
NN Group NV	15,250	568,678
NSI NV	5,968	137,071
Pharming Group NV(1)(2)	127,000	143,257
PostNL NV(1)	71,792	129,157
Prosus NV(2)	29,973	2,242,986
Randstad NV	6,350	345,032
Rhi Magnesita NV	4,792	136,206
SBM Offshore NV	23,217	328,163
Signify NV(3)	11,700	390,738
Universal Music Group NV(1)	57,500	1,256,227
Van Lanschot Kempen NV	2,900	88,148
Vastned Retail NV(1)	7,610	173,372
Wolters Kluwer NV	12,695	1,682,008
		$ 19,226,632
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(2)	135,964	$ 496,591
Argosy Property, Ltd.	225,595	156,367
Auckland International Airport, Ltd.(2)	78,452	429,553
Contact Energy, Ltd.	42,066	204,022
Fisher & Paykel Healthcare Corp., Ltd., Class C	37,651	645,824
Fletcher Building, Ltd.	68,021	189,664
Goodman Property Trust	267,638	361,983
Heartland Group Holdings, Ltd.	183,499	180,760
Infratil, Ltd.	45,181	267,164
KMD Brands, Ltd.	208,980	143,671
Mercury NZ, Ltd.	39,400	154,760
Pushpay Holdings, Ltd.(2)	115,268	101,385
SKYCITY Entertainment Group, Ltd.	206,639	306,865

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Spark New Zealand, Ltd.	182,931	$ 592,724
Vital Healthcare Property Trust	47,629	68,689
Vulcan Steel, Ltd.(1)	20,400	105,513
Xero, Ltd.(2)	9,014	562,706
		$ 4,968,241
Norway — 2.1%
Aker ASA, Class A	1,600	$ 97,795
Aker BP ASA	8,200	196,028
ArcticZymes Technologies ASA(1)(2)	12,002	43,371
Atea ASA(2)	34,789	478,583
Austevoll Seafood ASA	15,900	149,737
Borregaard ASA	27,054	452,677
Crayon Group Holding ASA(1)(2)(3)	23,649	182,786
DHT Holdings, Inc.	7,400	70,226
DNB Bank ASA(1)	43,551	766,065
Elmera Group ASA(1)(3)	31,479	52,648
Entra ASA(3)	25,083	254,884
Equinor ASA	24,689	710,821
Europris ASA(1)(3)	45,674	327,103
Gjensidige Forsikring ASA	12,700	221,231
Golden Ocean Group, Ltd.	2,700	24,705
Grieg Seafood ASA	14,900	124,950
Hafnia, Ltd.	18,400	99,819
Kitron ASA(2)	43,200	163,144
Kongsberg Gruppen ASA	13,520	607,261
Leroy Seafood Group ASA	35,600	187,461
LINK Mobility Group Holding ASA(2)	78,775	68,926
Nykode Therapeutics ASA(1)(2)	64,600	156,332
Opera, Ltd. ADR	30,800	368,368
Orkla ASA	75,100	539,802
REC Silicon ASA(1)(2)	93,387	140,468
Salmar ASA	6,300	279,899
Scatec ASA(1)(3)	24,917	162,898
Schibsted ASA, Class B	22,734	368,106
SFL Corp, Ltd.	9,700	88,173
SpareBank 1 SMN	14,400	186,178
Telenor ASA	73,491	917,031
TOMRA Systems ASA(1)	23,400	358,822
Veidekke ASA	20,997	241,726
Yara International ASA	18,306	737,161
		$ 9,825,185
Portugal — 1.1%
Banco Comercial Portugues S.A., Class R	3,623,653	$ 931,437
Corticeira Amorim SGPS S.A.	35,138	396,935
Security	Shares	Value
Portugal (continued)
CTT-Correios de Portugal S.A.	79,156	$ 327,001
EDP-Energias de Portugal S.A.(1)	138,695	764,209
Galp Energia SGPS S.A., Class B(1)	68,129	823,250
Jeronimo Martins SGPS S.A.	36,221	914,045
Navigator Co. S.A. (The)	140,308	514,988
NOS SGPS S.A.(1)	100,048	439,849
REN-Redes Energeticas Nacionais SGPS S.A.	29,300	85,087
		$ 5,196,801
Singapore — 2.2%
AEM Holdings, Ltd.(1)	17,700	$ 45,108
BW LPG, Ltd.(3)	19,591	158,283
CapitaLand Ascendas REIT	109,000	234,560
CapitaLand Ascott Trust	4,926	3,999
CapitaLand Integrated Commercial Trust	120,900	184,607
CapitaLand Investment, Ltd.	86,400	241,853
City Developments, Ltd.	26,300	137,583
ComfortDelGro Corp., Ltd.	231,600	207,322
DBS Group Holdings, Ltd.	24,400	602,923
Flex, Ltd.(2)	43,200	888,624
Genting Singapore, Ltd.	921,500	783,943
Keppel Corp., Ltd.	76,300	354,290
Keppel REIT	110,000	71,937
Mapletree Industrial Trust	71,610	128,011
Mapletree Pan Asia Commercial Trust(1)	83,109	110,090
Parkway Life REIT	33,400	97,275
Raffles Medical Group, Ltd.	150,700	166,420
Sea, Ltd. ADR(2)	9,300	708,381
Sembcorp Industries, Ltd.	183,600	590,760
Sembcorp Marine, Ltd.(2)	1,456,188	135,808
Sheng Siong Group, Ltd.	201,600	267,748
Singapore Airlines, Ltd.(1)	92,700	407,721
Singapore Exchange, Ltd.	40,400	290,744
Singapore Post, Ltd.	292,300	111,977
Singapore Technologies Engineering, Ltd.	121,200	329,946
Singapore Telecommunications, Ltd.(5)	311,400	596,752
Singapore Telecommunications, Ltd.(5)	84,700	162,308
Suntec Real Estate Investment Trust	89,800	91,029
UMS Holdings, Ltd.(1)	56,725	44,081
United Overseas Bank, Ltd.	29,100	618,024
UOL Group, Ltd.	19,600	102,251
Venture Corp., Ltd.	27,200	347,501
Wilmar International, Ltd.	367,200	1,084,604
		$ 10,306,463

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain — 4.4%
ACS Actividades de Construccion y Servicios S.A.	16,229	$ 557,992
Aena SME S.A.(1)(2)(3)	4,771	803,517
Almirall S.A.	39,433	403,673
Amadeus IT Group S.A.(2)	32,760	2,302,537
Banco de Sabadell S.A.	103,800	108,180
Banco Santander S.A.(1)	341,173	1,198,567
Bankinter S.A.	35,852	212,001
CaixaBank S.A.	135,566	501,812
Cellnex Telecom S.A.(3)	58,584	2,466,620
Cia de Distribucion Integral Logista Holdings S.A.	14,897	404,556
Enagas S.A.	10,500	210,217
Ence Energia y Celulosa S.A.	110,221	431,745
Energia Innovacion y Desarrollo Fotovoltaico S.A.(2)	3,300	103,211
Global Dominion Access S.A.(3)	31,250	130,685
Grifols S.A.(1)(2)	84,481	869,614
Iberdrola S.A.	138,184	1,790,602
Indra Sistemas S.A.(1)	10,400	137,704
Industria de Diseno Textil S.A.(1)	76,175	2,618,650
Laboratorios Farmaceuticos Rovi S.A.	11,900	526,437
Mapfre S.A.(1)	69,417	139,051
Merlin Properties Socimi S.A.	122,600	1,084,005
Neinor Homes S.A.(3)	10,000	101,343
Red Electrica Corp. S.A.	20,678	375,954
Repsol S.A.	132,966	1,953,231
Sacyr S.A.	59,684	197,480
Telefonica S.A.	23,741	107,836
Tubacex S.A.(2)	28,949	78,716
Vidrala S.A.	3,722	390,727
Viscofan S.A.	8,168	559,889
		$ 20,766,552
Sweden — 4.3%
AcadeMedia AB(3)	13,600	$ 69,018
Alfa Laval AB	4,650	170,596
Arjo AB, Class B(1)	29,560	131,133
Assa Abloy AB, Class B(1)	10,010	238,498
Atlas Copco AB, Class B(1)	18,000	230,882
Atrium Ljungberg AB, Class B	7,700	143,201
Attendo AB(2)(3)	51,800	183,556
Betsson AB, Class B(2)	10,576	114,254
Bilia AB, Class A	7,790	87,915
Billerud AB	45,811	439,980
BioArctic AB(2)(3)	4,601	118,856
BioGaia AB, Class B	21,245	210,974
Camurus AB(2)	3,700	84,234
Castellum AB(1)	23,848	289,899
Security	Shares	Value
Sweden (continued)
Catena AB	3,800	$ 145,769
Cibus Nordic Real Estate AB	7,400	79,151
Dios Fastigheter AB	19,400	138,447
Electrolux AB, Class B(1)	16,000	241,361
Elekta AB, Class B	42,160	354,489
Embracer Group AB(1)(2)	67,290	351,298
Epiroc AB, Class A	7,626	152,772
Epiroc AB, Class B	7,415	127,672
Essity AB, Class B(1)	85,735	2,598,222
Evolution AB(3)	8,498	1,135,404
Fabege AB	29,218	234,320
Getinge AB, Class B	22,900	581,222
H & M Hennes & Mauritz AB, Class B	25,600	375,316
Hansa Biopharma AB(1)(2)	21,464	105,549
Hemnet Group AB	11,500	188,555
Hexagon AB, Class B(1)	26,700	305,707
Holmen AB, Class B	16,716	632,363
Hufvudstaden AB, Class A	11,700	166,841
Husqvarna AB, Class B(1)	11,370	98,137
Industrivarden AB, Class A	8,280	236,917
Industrivarden AB, Class C(1)	6,400	182,762
Investor AB, Class A	17,770	389,658
JM AB(1)	7,000	112,376
L E Lundbergforetagen AB, Class B	4,100	196,723
Loomis AB	3,200	102,428
Millicom International Cellular S.A. SDR(2)	16,200	290,568
Modern Times Group MTG AB, Class B(2)	18,600	149,529
Mycronic AB(1)	26,942	572,595
Nyfosa AB(1)	15,973	109,461
Olink Holding AB ADR(1)(2)	6,400	138,048
Orron Energy AB(2)	29,152	34,015
Pandox AB	9,578	114,126
Paradox Interactive AB	8,600	211,530
Saab AB, Class B	2,757	154,804
Samhallsbyggnadsbolaget i Norden AB, Class D(1)	42,000	63,626
Sandvik AB(1)	11,780	239,956
Securitas AB, Class B(1)	12,200	109,352
Skandinaviska Enskilda Banken AB, Class A	40,800	463,928
Skanska AB, Class B	5,700	93,232
SKF AB, Class B	6,500	117,726
SkiStar AB	4,900	63,088
Stillfront Group AB(2)	88,200	187,918
Storytel AB(2)	23,200	88,831
Svenska Cellulosa AB SCA, Class B(1)	67,464	925,587
Svenska Handelsbanken AB, Class A	34,300	303,205
Swedbank AB, Class A(1)	22,300	387,494

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Swedish Orphan Biovitrum AB(2)	22,039	$ 536,330
Tele2 AB, Class B	46,720	496,454
Telefonaktiebolaget LM Ericsson, Class B	180,300	992,676
Telia Co. AB(1)	178,000	495,582
Tethys Oil AB	12,500	63,952
Thule Group AB(1)(3)	6,300	182,219
Trelleborg AB, Class B	4,800	120,615
Truecaller AB, Class B(1)(2)	69,800	208,691
Volvo AB, Class A	4,800	101,646
Volvo AB, Class B	17,650	362,896
Wallenstam AB, Class B(1)	49,600	196,817
Wihlborgs Fastigheter AB(1)	26,544	214,554
		$ 20,537,506
Switzerland — 9.2%
ABB, Ltd.	22,982	$ 829,044
ALSO Holding AG	1,446	309,978
Baloise Holding AG	2,338	391,365
Banque Cantonale Vaudoise(1)	3,704	389,751
BKW AG	1,702	291,462
Bucher Industries AG	637	286,870
Bystronic AG(1)	167	120,543
Cembra Money Bank AG	4,048	325,079
Cie Financiere Richemont S.A., Class A	30,594	5,057,212
Clariant AG(2)	30,439	507,729
DKSH Holding AG	3,161	251,776
Dottikon Es Holding AG(2)	1,055	275,504
DSM-Firmenich AG(2)	13,608	1,780,766
EMS-Chemie Holding AG	577	473,891
Flughafen Zurich AG	2,030	390,711
Forbo Holding AG	151	222,283
Galenica AG(3)	2,594	232,471
Givaudan S.A.	502	1,755,979
Helvetia Holding AG	2,514	376,075
Holcim AG(2)	32,162	2,125,031
Huber+Suhner AG	3,060	252,050
Intershop Holding AG	234	164,312
Julius Baer Group, Ltd.	8,830	632,724
Komax Holding AG	695	184,219
Kuehne & Nagel International AG	2,860	847,292
Landis & Gyr Group AG(2)	3,124	258,817
LEM Holding S.A.	128	282,236
Logitech International S.A.	19,419	1,149,162
Meyer Burger Technology AG(1)(2)	557,106	358,828
Nestle S.A.	45,813	5,877,330
Novartis AG	28,204	2,885,096
Security	Shares	Value
Switzerland (continued)
PSP Swiss Property AG	5,878	$ 692,200
Roche Holding AG PC	9,164	2,869,616
Schindler Holding AG	1,944	415,283
Schindler Holding AG PC	2,311	516,443
Schweiter Technologies AG	220	175,562
SFS Group AG	1,848	241,479
SGS S.A.	5,275	477,363
SIG Group AG(2)	27,641	739,829
Softwareone Holding AG(2)	11,522	173,804
Stadler Rail AG(1)	9,144	380,014
Swatch Group AG (The)	4,311	271,972
Swatch Group AG (The), Bearer Shares	2,437	836,043
Swiss Life Holding AG(2)	912	601,972
Swiss Prime Site AG	8,728	790,055
Swiss Re AG	8,196	825,369
Swisscom AG	2,476	1,699,899
u-blox Holding AG(2)	1,652	199,141
Valiant Holding AG	2,200	255,707
Vontobel Holding AG	2,096	140,391
Zehnder Group AG	2,230	182,148
Zurich Insurance Group AG	3,814	1,849,608
		$ 43,619,484
United Kingdom — 9.1%
Admiral Group PLC	5,900	$ 171,478
Airtel Africa PLC(3)	207,600	313,378
Assura PLC	231,800	148,197
AstraZeneca PLC	22,470	3,306,751
Aviva PLC	24,342	129,605
B&M European Value Retail S.A.	40,600	245,100
BAE Systems PLC	46,033	586,460
Balfour Beatty PLC	28,400	136,864
Barclays PLC	138,700	279,399
Bellway PLC	5,400	163,725
Berkeley Group Holdings PLC	4,063	227,374
Big Yellow Group PLC	13,089	201,478
British American Tobacco PLC	28,200	1,041,871
British Land Co. PLC (The)	67,700	341,089
BT Group PLC	428,500	855,839
Bunzl PLC	6,100	242,823
Burberry Group PLC	13,190	430,548
Centamin PLC	159,300	206,752
Centrica PLC	281,700	404,789
Civitas Social Housing PLC	184,520	123,723
Compass Group PLC	36,863	972,481
Computacenter PLC	11,000	318,900

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Croda International PLC	4,887	$ 429,369
Darktrace PLC(2)	83,700	295,155
Derwent London PLC	8,000	241,521
Direct Line Insurance Group PLC	42,288	91,403
Domino's Pizza Group PLC	39,048	144,465
Drax Group PLC	24,900	197,310
DS Smith PLC	55,300	215,906
Energean PLC	8,742	135,794
Experian PLC	14,449	511,565
Fresnillo PLC	32,200	288,164
Glencore PLC	71,200	420,268
Grainger PLC	69,506	226,136
Great Portland Estates PLC	23,683	158,858
GSK PLC	54,600	984,611
Hays PLC	79,300	113,768
Hiscox, Ltd.	11,000	163,715
HSBC Holdings PLC	175,600	1,265,610
IG Group Holdings PLC	14,640	135,149
IMI PLC	6,650	133,425
Imperial Brands PLC	17,600	435,672
Inchcape PLC	19,600	199,537
Informa PLC	85,000	772,741
InterContinental Hotels Group PLC	5,400	371,286
Intertek Group PLC	4,100	214,488
ITV PLC	348,200	354,404
Johnson Matthey PLC	9,700	239,626
Kingfisher PLC	47,900	155,249
Land Securities Group PLC	51,600	437,869
Lloyds Banking Group PLC	577,220	350,673
London Stock Exchange Group PLC	4,413	463,335
LondonMetric Property PLC	90,700	219,970
LXi REIT PLC	118,300	156,912
Manchester United PLC, Class A(1)	9,700	194,485
Mondi PLC	19,940	317,750
Moneysupermarket.com Group PLC	94,900	327,703
National Grid PLC	152,616	2,188,197
NatWest Group PLC	88,311	290,905
NCC Group PLC	72,058	97,233
Next PLC	3,900	330,902
Pearson PLC	14,214	158,142
Persimmon PLC	9,800	162,187
Phoenix Group Holdings PLC	17,800	132,620
Primary Health Properties PLC(1)	121,769	163,346
QinetiQ Group PLC	30,200	141,112
Reckitt Benckiser Group PLC	9,000	727,288
RELX PLC	26,380	878,947
Security	Shares	Value
United Kingdom (continued)
Renishaw PLC	3,300	$ 149,687
Rentokil Initial PLC	39,000	310,489
Rio Tinto PLC	18,000	1,144,302
Rolls-Royce Holdings PLC(2)	104,000	199,230
Rotork PLC	45,595	187,910
Safestore Holdings PLC	19,133	238,499
Sage Group PLC (The)	85,300	879,693
Severn Trent PLC	18,700	688,788
Shaftesbury Capital PLC(1)	103,185	152,618
Shell PLC	126,403	3,884,131
Shurgard Self Storage, Ltd.	3,517	181,852
Smiths Group PLC	5,800	122,639
Softcat PLC	18,500	311,702
Spectris PLC	11,200	530,405
Spirax-Sarco Engineering PLC	1,720	240,353
Spirent Communications PLC	89,600	203,717
Ssp Group PLC(2)	30,000	97,195
Standard Chartered PLC	38,500	305,041
Supermarket Income REIT PLC	90,300	99,365
Taylor Wimpey PLC	90,000	145,248
Telecom Plus PLC	16,000	362,925
Tesco PLC	159,300	563,198
TORM PLC, Class A	4,716	147,609
Tritax Big Box REIT PLC	152,000	296,971
UK Commercial Property REIT, Ltd.	180,544	121,887
Unilever PLC	24,121	1,343,109
UNITE Group PLC (The)	27,200	328,203
United Utilities Group PLC	29,800	404,817
Victrex PLC	6,800	143,691
Vodafone Group PLC	1,150,800	1,382,255
Weir Group PLC (The)	5,600	129,603
Whitbread PLC	3,900	159,635
		$ 42,940,162
Total Common Stocks (identified cost $417,128,791)		$466,486,736

Warrants — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(2)(4)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.3%
Affiliated Fund — 0.0%(6)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(7)	175,189	$ 175,189
Total Affiliated Fund (identified cost $175,189)		$ 175,189

Securities Lending Collateral — 6.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(8)	29,730,105	$ 29,730,105
Total Securities Lending Collateral (identified cost $29,730,105)		$ 29,730,105
Total Short-Term Investments (identified cost $29,905,294)		$ 29,905,294

Total Investments — 105.1% (identified cost $447,034,085)	$496,392,030
Other Assets, Less Liabilities — (5.1)%	$(24,228,195)
Net Assets — 100.0%	$472,163,835
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at April 30, 2023. The aggregate market value of securities on loan at April 30, 2023 was $44,868,803 and the total market value of the collateral received by the Fund was $47,236,589, comprised of cash of $29,730,105 and U.S. government and/or agencies securities of $17,506,484.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $16,893,985 or 3.6% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	11.4%	$53,912,486
Financials	11.3	53,582,205
Consumer Discretionary	10.8	50,935,377
Consumer Staples	10.4	49,069,877
Health Care	10.1	47,543,171
Materials	9.2	43,329,512
Communication Services	8.9	42,003,257
Information Technology	7.7	36,219,439
Utilities	7.3	34,604,560
Real Estate	6.7	31,781,993
Energy	5.0	23,504,859
Short-Term Investments	6.3	29,905,294
Total Investments	105.1%	$496,392,030
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2023.
Affiliated Investments
At April 30, 2023, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $175,189, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,344,848	$ —	$(1,313,563)	$517,100	$(548,385)	$ —	$ —	—
Short-Term Investments
Liquidity Fund, Institutional Class (1)	1,199,635	12,003,371	(13,027,817)	—	—	175,189	13,294	175,189
Total				$517,100	$(548,385)	$175,189	$13,294
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 1,597,005	$132,609,183	$0	$134,206,188
Developed Europe	4,300,874	317,790,756	0	322,091,630
Developed Middle East	1,467,450	8,721,468	—	10,188,918
Total Common Stocks	$ 7,365,329	$459,121,407**	$0	$466,486,736
Warrants	$ —	$ —	$0	$ 0
Short-Term Investments:
Affiliated Fund	175,189	—	—	175,189
Securities Lending Collateral	29,730,105	—	—	29,730,105
Total Investments	$37,270,623	$459,121,407	$0	$496,392,030
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2023 is not presented.

Parametric
International Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.